Note 5 - Capital Stock (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Details
Proceeds from sale of common stock		$ 88,634	$ 467,500	$ 471,250	$ 559,884
Shares issued at $0.0001 per share, Shares	23,000	66,756	467,500
Stock Issued During Period, Shares, Issued for Services		9,270
Stock Issued During Period, Value, Issued for Services		$ 13,905
Common Stock, Shares Issued		113,043,526	112,967,500	112,967,500	113,043,526	112,500,000
Common Stock, Shares Outstanding		113,043,526	112,967,500	112,967,500	113,043,526	112,500,000